BALANCE SHEET - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
CURRENT
Cash and cash equivalents	R$ 149,244	R$ 192,659
Restricted cash	3,262,722	2,544,594
Marketable securities	15,305,244	15,640,776
Accounts receivable, net	5,252,773	5,094,976
Contractual transmission assets	7,473,599	7,356,356
Financing and loans receivable	1,423,219	1,251,766
Dividends receivable	554,961	443,142
Recoverable Taxes	410,866	755,906
Income tax and social contribution	1,841,844	1,487,777
Reimbursement rights and obligations	804,335	768,848
Inventory	648,727	627,573
Nuclear fuel inventory	515,244	487,895
Financial instruments and risk management	655,066	690,333
Others	2,073,314	2,014,705
Total current assets excluding assets held for sale	40,371,158	39,357,306
Assets held for sale	1,033,184	387,690
TOTAL CURRENT ASSETS	41,404,342	39,744,996
LONG-TERM
Reimbursement rights and obligations	5,568,776	5,627,386
Financing and loans receivable	3,772,059	4,591,761
Accounts receivable, net	495,433	993,080
Marketable securities	1,211,376	1,093,476
Nuclear fuel inventory	1,360,494	1,490,820
Recoverable Taxes	458,146	449,258
Income tax and social contribution	1,419,829	1,500,987
Guarantees and restricted deposits	8,838,574	8,247,485
Contractual transmission assets	52,934,098	52,158,612
Financial assets - Concessions and Itaipu	2,572,814	2,601,027
Financial instruments and risk management	608,923	653,022
Decommissioning Fund	2,101,589	2,055,713
Others	1,124,225	1,087,508
Total long term assets excluding investments, fixed assets and intangible assets	82,466,336	82,550,135
INVESTMENTS
Accounted for-by the equity method	25,257,445	25,769,172
Maintained at fair value	1,922,916	1,878,609
INVESTMENTS	27,180,361	27,647,781
FIXED ASSETS, NET	33,199,861	33,367,981
INTANGIBLE ASSETS, NET	4,801,212	4,992,176
TOTAL NON CURRENT ASSETS	147,647,770	148,558,073
TOTAL ASSETS	189,052,112	188,303,069
CURRENT
Loans, financing and debentures	8,184,832	8,234,753
Compulsory loan	1,238,366	1,216,335
Suppliers	3,200,908	4,031,532
Advances	1,483,193	1,460,455
Taxes payable	578,154	804,485
Income tax and social contribution	222,753	19,624
Provision for Onerous contracts	10,517	10,517
Shareholders' compensation	1,435,014	1,406,891
Financial liabilities - Concessions and Itaipu	1,064,344	578,626
Payroll	1,489,237	1,602,947
Reimbursement Obligations	1,199,689	859,003
Post-employment benefit	231,637	233,304
Provisions and Contingent Liabilities	2,225,978	2,267,649
Regulatory Fees	905,885	542,913
Leases	208,604	209,774
Others	317,686	236,183
Total current liabilities excluding liabilities associated to assets held for sale	23,996,797	23,714,991
Liabilities associated with assets held for sale	169,383	168,381
TOTAL CURRENT LIABILITIES	24,166,180	23,883,372
NON-CURRENT
Financing, loans and debentures	33,453,966	35,780,892
Suppliers	16,555	16,555
Advances	165,406	186,348
Asset decomission obligation	3,328,015	3,268,301
Provisions and Contingent Liabilities	31,611,131	31,142,222
Post-employment benefit	5,866,687	5,851,502
Provision for short-term liabilities	731,266	708,516
Provision for Onerous contracts	428,164	428,164
Leases	648,800	693,710
Concessions payable - Use of Public Property	83,179	81,655
Advances for future capital increase	17,235	77,336
Regulatory Fees	420,285	649,341
Taxes payable	248,236	260,612
Income tax and social contribution	7,183,249	7,244,737
Others	1,563,043	1,613,042
TOTAL NON-CURRENT LIABILITIES	85,765,217	88,002,933
EQUITY
Capital stock	39,057,271	39,057,271
Capital reserves	13,867,170	13,867,170
Profit reserves	30,890,165	30,890,165
Retained earnings	2,914,564
Other cumulative comprehensive results	(7,913,071)	(7,693,402)
Participation of controlling shareholders	78,816,099	76,121,204
Participation of non-controlling shareholders	304,616	295,560
TOTAL EQUITY	79,120,715	76,416,764
TOTAL LIABILITIES AND EQUITY	R$ 189,052,112	R$ 188,303,069